Basis Of Presentation And Principles Of Consolidation (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Inventories [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	$ 5,715
Prepaid Expenses and Other Current Assets [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	5,715
Property, Plant and Equipment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	23,287
Non-current Assets [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	$ 23,287